PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	May 31, 2025
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 284,125	$ 328,563	$ 322,737
Impairment loss	0	0	$ 0
Property plant and equipment gross	467,937	3,403,313		$ 3,000,000.0
Accumulated depreciation	174,914	$ 820,600		$ 900,000
Other assets	2,100,000
Cash consideration	600,000
Sale of property plant and equipment	$ 1,500,000